Transactions with Related Parties - Crewcare & Proplous (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 186,934		$ 35,834
Due from related parties	4,219,137		3,987,430
Vessels operating expenses - related party	555,780	203,353
Crewcare Inc.
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra in-house training fee per seaman	50
Due to related parties	186,934		35,834
Vessels operating expenses - related party	94,448	92,892
Proplous Navigation S.A.
Related Party Transaction [Line Items]
Due from related parties	$ 34,458		$ 34,458